EBE-Q1

Quarterly Report
May 31, 2026
MFS®  Blended®  Research
Emerging Markets Equity ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 0.1%
Hindustan Aeronautics Ltd.	590	$26,729
Alcoholic Beverages – 0.9%
Ambev S.A., ADR	58,656	$188,286
China Resources Beer Holdings Co. Ltd.	12,558	38,778
		$227,064
Apparel, Footwear, & Accessories – 0.6%
Chow Tai Fook Jewellery Group	62,550	$87,716
Shenzhou International Group Holdings Ltd.	11,011	65,221
		$152,937
Auto & Auto Components – 3.3%
Hero MotoCorp Ltd.	1,293	$66,732
Hyundai Mobis	79	40,260
Kia Corp.	550	61,752
Mahindra & Mahindra Ltd.	8,433	270,353
Maruti Suzuki India Ltd.	1,949	269,311
PT Astra International Tbk	543,200	151,987
Yutong Bus Co. Ltd., “A”	5,500	26,246
		$886,641
Brokerage & Asset Managers – 0.8%
Banco BTG Pactual S.A.	5,720	$60,947
Investec Ltd.	12,138	104,036
XP, Inc.	3,627	60,462
		$225,445
Business Services – 2.2%
Infosys Technologies Ltd., ADR	16,679	$210,989
Kanzhun Ltd., ADR	9,622	130,571
Tata Consultancy Services Ltd.	9,740	231,597
		$573,157
Chemicals – 1.5%
SABIC Agri-Nutrients Co.	4,334	$160,189
Sime Darby Berhad	41,410	21,723
UPL Ltd.	33,112	224,744
		$406,656
Conglomerates – 1.7%
KOC Holding A.S.	5,317	$21,909
SK Square Co. Ltd.	511	418,091
		$440,000
Construction – 2.3%
Anhui Conch Cement Co. Ltd.	88,563	$215,054
CEMEX S.A.B. de C.V., ADR	20,371	266,656
Haier Smart Home Co. Ltd., “H”	6,708	16,862
Midea Group Co. Ltd.	8,944	97,864
		$596,436
Consumer Products – 0.1%
AmorePacific Corp.	511	$39,029

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.1%
TAL Education Group, ADR	3,509	$34,072
Diversified Financial Services – 0.3%
B3 S.A. - Brasil Bolsa Balcao	21,642	$70,788
Electrical Equipment – 1.4%
Contemporary Amperex Technology Co. Ltd., “A”	3,100	$194,192
Fortune Electric Co. Ltd.	3,223	89,924
HD Hyundai Electric Co. Ltd.	39	27,251
NARI Technology Co. Ltd., “A”	19,800	72,840
		$384,207
Energy - Independent – 3.9%
Bharat Petroleum Corp. Ltd.	62,361	$195,682
China Petroleum & Chemical Corp.	45,880	25,291
HD Hyundai Co. Ltd.	118	21,729
MOL Hungarian Oil & Gas PLC	13,367	169,778
Orlen S.A.	2,094	81,849
PetroChina Co. Ltd.	295,892	411,166
Ultrapar Participacoes S.A.	24,996	128,187
		$1,033,682
Engineering - Construction – 0.9%
Doosan Bobcat, Inc.	3,194	$137,128
Samsung E&A Co. Ltd.	2,779	97,551
		$234,679
Entertainment & Leisure – 3.9%
NetEase, Inc., ADR	2,268	$278,556
Tencent Holdings Ltd., ADR	14,047	766,966
		$1,045,522
Food & Beverages – 1.9%
AVI Ltd.	12,429	$72,282
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	40,500	161,078
NongShim Co. Ltd.	354	90,438
Orion Corp.	2,094	180,081
		$503,879
Food & Drug Stores – 0.5%
PT Sumber Alfaria Trijaya, TBK	239,641	$15,422
Raia Drogasil S.A.	6,506	24,104
Walmart de Mexico S.A.B. de C.V.	28,070	84,840
		$124,366
Global Systemically Important Banks – 2.0%
China Construction Bank Corp.	499,627	$541,264
Hardware, Peripherals, & Assembly – 18.3%
Asustek Computer, Inc.	4,251	$103,271
Hon Hai Precision Industry Co. Ltd.	58,656	541,143
Lenovo Group Ltd.	171,938	526,549
Samsung Electronics Co. Ltd.	7,910	1,663,882
SK hynix, Inc.	1,303	2,017,186
		$4,852,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.7%
China Pacific Insurance Co. Ltd.	48,276	$193,550
DB Insurance Co. Ltd.	582	55,265
Old Mutual Ltd.	136,922	109,014
PICC Property & Casualty Co. Ltd.	15,146	28,120
Powszechny Zaklad Ubezpieczen S.A.	1,247	22,143
Samsung Fire & Marine Insurance Co. Ltd.	79	29,828
		$437,920
Machinery & Tools – 2.0%
AirTAC International Group	4,095	$183,014
Chevron Holdings Ltd.	8,944	18,466
Delta Electronics, Inc.	4,173	325,708
		$527,188
Media – 0.2%
Tencent Music Entertainment Group, ADR	4,693	$43,270
Medical & Health Technology & Services – 0.7%
Hangzhou Tigermed Consulting Co. Ltd.	4,287	$16,925
Rede D'Or Sao Luiz S.A.	23,647	159,473
		$176,398
Metals & Mining – 4.0%
Aluminum Corp. of China Ltd.	13,765	$19,145
AngloGold Ashanti PLC	1,612	156,106
Baoshan Iron & Steel Co. Ltd., “A”	159,000	141,651
Caledonia Mining Corp. PLC	904	21,479
Compania de Minas Buenaventura S.A.A., ADR	1,455	53,675
Gold Fields Ltd., ADR	2,211	88,131
Industries Qatar Q.P.S.C.	60,031	202,796
Kumba Iron Ore Ltd.	5,396	107,923
Malco Energy Ltd. (a)	18,090	7,389
Sibanye-Stillwater Ltd., ADR	5,356	63,897
Vale S.A., ADR	3,784	61,490
Vedanta Aluminium Metal Ltd. (a)	18,090	74,991
Vedanta Iron & Steel Ltd. (a)	18,090	4,717
Vedanta Ltd.	18,566	68,909
		$1,072,299
Network & Telecom – 1.3%
Accton Technology Corp.	4,290	$332,786
Non-Global Systemically Important Banks – 12.1%
ABSA Group Ltd.	2,133	$31,195
Akbank T.A.S.	17,622	24,575
Axis Bank Ltd.	16,354	221,485
Banco Bradesco S.A., ADR	16,679	58,210
Bank of Cyprus Holdings PLC	8,944	98,063
Canara Bank Ltd.	73,084	100,625
China Merchants Bank Co. Ltd.	29,328	176,262
China Minsheng Banking Corp. Ltd.	49,715	21,315
Credicorp Ltd.	708	242,582
Emirates NBD Bank PJSC	26,173	196,809
Eurobank S.A.	34,218	159,288
Grupo Financiero Banorte S.A. de C.V.	9,315	97,137
HDFC Bank Ltd., ADR	9,229	219,466
Huaxia Bank Co. Ltd., “A”	138,100	136,905
Itau Unibanco Holding S.A., ADR	5,524	43,529
Kasikornbank PLC	13,117	81,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
KB Financial Group, Inc., ADR	3,076	$312,029
KGI Financial Holding Co. Ltd.	173,603	124,693
Muthoot Finance Ltd.	611	21,500
National Bank of Greece S.A.	8,197	141,741
Nedbank Group Ltd.	1,533	24,514
Ping An Bank Co. Ltd., “A”	14,100	22,769
Saudi Awwal Bank	17,504	159,153
Saudi National Bank	2,329	24,453
Shinhan Financial Group Co. Ltd., ADR	3,823	241,193
Shriram Finance Ltd.	17,740	176,868
Standard Bank Group Ltd.	1,160	22,492
Turkiye Is Bankasi A.S., “C”	68,278	19,550
		$3,199,412
Pharmaceuticals & Biotechnology – 1.8%
CSPC Pharmaceutical Group Ltd.	33,501	$32,061
Gedeon Richter PLC	595	25,178
PharmaEssentia Corp.	4,446	131,994
Sino Biopharmaceutical	30,350	19,324
Sun Pharmaceutical Industries Ltd.	13,678	259,047
WuXi Biologics (Cayman), Inc. (a)	4,173	17,753
		$485,357
Real Estate – 0.4%
Emaar Development PJSC	26,920	$105,830
Retail & E-commerce – 2.5%
Alibaba Group Holding Ltd., ADR	3,941	$489,551
PDD Holdings, Inc., ADR (a)	2,094	176,817
		$666,368
Semiconductor & Electronic Components – 17.4%
ASE Technology Holding Co. Ltd., ADR	9,375	$359,531
Eoptolink Technology Inc., Ltd., “A”	900	93,935
MediaTek, Inc.	3,352	461,194
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,676	3,630,472
United Microelectronics Corp.	12,502	57,670
		$4,602,802
Software – 0.7%
Kingsoft Corp.	50,657	$136,906
Totvs S.A.	7,657	50,196
		$187,102
Telecom Services – 2.0%
Advanced Info Service Public Co. Ltd.	16,236	$176,104
MTN Group Ltd.	3,823	51,115
Operadora de Sites Mexicanos, S.A.B. de C.V.	69,889	67,402
PT Telkom Indonesia (Persero) Tbk	13,170	216,251
Turkcell Iletisim Hizmetleri A.S.	8,960	19,719
		$530,591
Transportation & Logistics – 0.5%
International Container Terminal Services, Inc.	10,172	$124,265

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 0.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,572	$19,768
H World Group Ltd., ADR	4,492	201,646
		$221,414
Utilities – 1.4%
AXIA Energia, ADR	17,819	$184,605
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	12,054	66,538
Korea Electric Power Corp. SP, ADR	8,111	106,741
Talwandi Sabo Power Ltd. (a)	18,090	7,389
		$365,273
Total Common Stocks		$25,476,859
Preferred Stocks – 2.6%
Hardware, Peripherals, & Assembly – 2.6%
Samsung Electronics Co. Ltd.	5,181	$696,186
Mutual Funds – 1.0%
Money Market Funds – 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	255,765	$255,765

Other Assets, Less Liabilities – 0.2%		41,791
Net Assets – 100.0%		$26,470,601

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$6,341,400	$—	$—	$6,341,400
South Korea	6,235,620	—	—	6,235,620
China	5,676,657	—	—	5,676,657
India	2,564,037	94,486	—	2,658,523
Brazil	1,156,815	—	—	1,156,815
South Africa	852,184	—	—	852,184
Mexico	535,803	—	—	535,803
Indonesia	383,660	—	—	383,660
Saudi Arabia	343,795	—	—	343,795
Other Countries	1,907,577	81,011	—	1,988,588
Investment Companies	255,765	—	—	255,765
Total	$26,253,313	$175,497	$—	$26,428,810
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
Taiwan	24.0%
South Korea	23.6%
China	21.4%
India	10.0%
Brazil	4.4%
South Africa	3.2%
Mexico	2.0%
Indonesia	1.4%
Saudi Arabia	1.3%
Other Countries	8.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.